Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (loss) on trading of commodity contracts:
Realized gain (loss) on closed positions	$ 336,809	$ 881,958	$ (200,091)
Change in unrealized gain (loss) on open positions	(479,256)	(280,669)	432,476
Realized gain (loss) on investment in
Global Diversified Managed Futures Portfolio LLC	0	0	(12,749)
Foreign currency transaction (loss)	(22,435)	(82,790)	(23,147)
Total Trading gain (loss)	(164,882)	518,499	196,489
Net investment income (loss):
Interest income	2,532	22,022	199,885
Realized gain (loss) on fixed income securities	0	(51,697)	(114,591)
Change in unrealized gain (loss) on fixed income securities	0	36,503	(34,582)
Total net investment gain (loss)	2,532	6,828	50,712
Expenses:
Advisory fees	0	0	28,101
Management fees	218,826	282,920	356,452
Incentive fees	99,066	211,404	118,791
Investment Manager Incentive fees	2,224	0	0
Ongoing offering expenses	35,200	57,000	46,500
Operating expenses	337,899	433,250	438,000
Total expenses	1,028,511	1,526,517	1,777,840
Trading (loss)	(1,190,861)	(1,001,190)	(1,530,639)
Less: Operations attributed to non-controlling interests	(11,244)	0	0
Trading income (loss) net of non-controlling interests	(1,179,617)	(1,001,190)	(1,530,639)
Non-Trading income (loss):
Interest on Non-Trading reserve	25	264	370
Collections in excess of impaired value	0	192,445	240,556
Legal and administrative fees	(301,763)	(19,882)	(256,885)
Management fees paid to US Bank	(451,942)	(146,588)	(220,905)
Non-Trading income (loss)	(753,680)	26,239	(236,864)
Net income (loss)	(1,933,297)	(974,951)	(1,767,503)
Capital Unit, Class A [Member]
Expenses:
Commissions	330,955	536,175	777,646
Capital Unit, Class B [Member]
Expenses:
Commissions	1,561	5,768	12,350
Capital Unit, Class C [Member]
Expenses:
Commissions	865	0	0
Non-controlling Interests [Member]
Expenses:
Commissions	$ 1,915	$ 0	$ 0